Offerings	Nov. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares with a nominal value of $0.0001 each
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred shares with a nominal value of $0.0001 each
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered hereunder include securities previously registered by the registrant pursuant to the registration statement on Form F-3, Registration No. 333-264714 (the “Prior Registration Statement”), which was declared effective on May 13, 2022, that have not yet been sold. The Prior Registration Statement registered the offer and sale of the registrant’s Class A Ordinary Shares, Preferred Shares, debt securities, warrants, and/or units having an aggregate initial offering price not to exceed $75,000,000.00, as to which a filing fee of $6,952.50 was previously paid. $58,659,943.84 of these securities remained unsold by the registrant as of the date of filing of the amendment to the registration statement to which this exhibit is attached (the “Renewal Registration Statement”). Pursuant to Rule 415(a)(6), the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Renewal Registration Statement. Based on the current fee rate of $138.10 per million dollars registered, $34,000,000 of the unsold securities is being registered hereby pursuant to Rule 415(a)(6), and $4,695.40 of the filing fee paid in connection with the unsold securities that were registered on the Prior Shelf Registration Statement will continue to be applied to such unsold securities. For the reasons stated above, the net registration fee paid in connection with the unsold securities is $0. To the extent that, after the filing date hereof and prior to the effectiveness of the Renewal Registration Statement, the registrant sells any unsold securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to Renewal Registration Statement the updated amount of unsold securities from the Prior Registration Statement to be included in Renewal Registration Statement pursuant to Rule 415(a)(6).
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A ordinary shares with a nominal value of $0.0001 each
Carry Forward Form Type	F-3
Carry Forward File Number	333-264714
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered hereunder include securities previously registered by the registrant pursuant to the registration statement on Form F-3, Registration No. 333-264714 (the “Prior Registration Statement”), which was declared effective on May 13, 2022, that have not yet been sold. The Prior Registration Statement registered the offer and sale of the registrant’s Class A Ordinary Shares, Preferred Shares, debt securities, warrants, and/or units having an aggregate initial offering price not to exceed $75,000,000.00, as to which a filing fee of $6,952.50 was previously paid. $58,659,943.84 of these securities remained unsold by the registrant as of the date of filing of the amendment to the registration statement to which this exhibit is attached (the “Renewal Registration Statement”). Pursuant to Rule 415(a)(6), the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Renewal Registration Statement. Based on the current fee rate of $138.10 per million dollars registered, $34,000,000 of the unsold securities is being registered hereby pursuant to Rule 415(a)(6), and $4,695.40 of the filing fee paid in connection with the unsold securities that were registered on the Prior Shelf Registration Statement will continue to be applied to such unsold securities. For the reasons stated above, the net registration fee paid in connection with the unsold securities is $0. To the extent that, after the filing date hereof and prior to the effectiveness of the Renewal Registration Statement, the registrant sells any unsold securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to Renewal Registration Statement the updated amount of unsold securities from the Prior Registration Statement to be included in Renewal Registration Statement pursuant to Rule 415(a)(6).
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred shares with a nominal value of $0.0001 each
Carry Forward Form Type	F-3
Carry Forward File Number	333-264714
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered hereunder include securities previously registered by the registrant pursuant to the registration statement on Form F-3, Registration No. 333-264714 (the “Prior Registration Statement”), which was declared effective on May 13, 2022, that have not yet been sold. The Prior Registration Statement registered the offer and sale of the registrant’s Class A Ordinary Shares, Preferred Shares, debt securities, warrants, and/or units having an aggregate initial offering price not to exceed $75,000,000.00, as to which a filing fee of $6,952.50 was previously paid. $58,659,943.84 of these securities remained unsold by the registrant as of the date of filing of the amendment to the registration statement to which this exhibit is attached (the “Renewal Registration Statement”). Pursuant to Rule 415(a)(6), the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Renewal Registration Statement. Based on the current fee rate of $138.10 per million dollars registered, $34,000,000 of the unsold securities is being registered hereby pursuant to Rule 415(a)(6), and $4,695.40 of the filing fee paid in connection with the unsold securities that were registered on the Prior Shelf Registration Statement will continue to be applied to such unsold securities. For the reasons stated above, the net registration fee paid in connection with the unsold securities is $0. To the extent that, after the filing date hereof and prior to the effectiveness of the Renewal Registration Statement, the registrant sells any unsold securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to Renewal Registration Statement the updated amount of unsold securities from the Prior Registration Statement to be included in Renewal Registration Statement pursuant to Rule 415(a)(6).
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-264714
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered hereunder include securities previously registered by the registrant pursuant to the registration statement on Form F-3, Registration No. 333-264714 (the “Prior Registration Statement”), which was declared effective on May 13, 2022, that have not yet been sold. The Prior Registration Statement registered the offer and sale of the registrant’s Class A Ordinary Shares, Preferred Shares, debt securities, warrants, and/or units having an aggregate initial offering price not to exceed $75,000,000.00, as to which a filing fee of $6,952.50 was previously paid. $58,659,943.84 of these securities remained unsold by the registrant as of the date of filing of the amendment to the registration statement to which this exhibit is attached (the “Renewal Registration Statement”). Pursuant to Rule 415(a)(6), the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Renewal Registration Statement. Based on the current fee rate of $138.10 per million dollars registered, $34,000,000 of the unsold securities is being registered hereby pursuant to Rule 415(a)(6), and $4,695.40 of the filing fee paid in connection with the unsold securities that were registered on the Prior Shelf Registration Statement will continue to be applied to such unsold securities. For the reasons stated above, the net registration fee paid in connection with the unsold securities is $0. To the extent that, after the filing date hereof and prior to the effectiveness of the Renewal Registration Statement, the registrant sells any unsold securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to Renewal Registration Statement the updated amount of unsold securities from the Prior Registration Statement to be included in Renewal Registration Statement pursuant to Rule 415(a)(6).
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-264714
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered hereunder include securities previously registered by the registrant pursuant to the registration statement on Form F-3, Registration No. 333-264714 (the “Prior Registration Statement”), which was declared effective on May 13, 2022, that have not yet been sold. The Prior Registration Statement registered the offer and sale of the registrant’s Class A Ordinary Shares, Preferred Shares, debt securities, warrants, and/or units having an aggregate initial offering price not to exceed $75,000,000.00, as to which a filing fee of $6,952.50 was previously paid. $58,659,943.84 of these securities remained unsold by the registrant as of the date of filing of the amendment to the registration statement to which this exhibit is attached (the “Renewal Registration Statement”). Pursuant to Rule 415(a)(6), the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Renewal Registration Statement. Based on the current fee rate of $138.10 per million dollars registered, $34,000,000 of the unsold securities is being registered hereby pursuant to Rule 415(a)(6), and $4,695.40 of the filing fee paid in connection with the unsold securities that were registered on the Prior Shelf Registration Statement will continue to be applied to such unsold securities. For the reasons stated above, the net registration fee paid in connection with the unsold securities is $0. To the extent that, after the filing date hereof and prior to the effectiveness of the Renewal Registration Statement, the registrant sells any unsold securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to Renewal Registration Statement the updated amount of unsold securities from the Prior Registration Statement to be included in Renewal Registration Statement pursuant to Rule 415(a)(6).
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-264714
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered hereunder include securities previously registered by the registrant pursuant to the registration statement on Form F-3, Registration No. 333-264714 (the “Prior Registration Statement”), which was declared effective on May 13, 2022, that have not yet been sold. The Prior Registration Statement registered the offer and sale of the registrant’s Class A Ordinary Shares, Preferred Shares, debt securities, warrants, and/or units having an aggregate initial offering price not to exceed $75,000,000.00, as to which a filing fee of $6,952.50 was previously paid. $58,659,943.84 of these securities remained unsold by the registrant as of the date of filing of the amendment to the registration statement to which this exhibit is attached (the “Renewal Registration Statement”). Pursuant to Rule 415(a)(6), the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Renewal Registration Statement. Based on the current fee rate of $138.10 per million dollars registered, $34,000,000 of the unsold securities is being registered hereby pursuant to Rule 415(a)(6), and $4,695.40 of the filing fee paid in connection with the unsold securities that were registered on the Prior Shelf Registration Statement will continue to be applied to such unsold securities. For the reasons stated above, the net registration fee paid in connection with the unsold securities is $0. To the extent that, after the filing date hereof and prior to the effectiveness of the Renewal Registration Statement, the registrant sells any unsold securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to Renewal Registration Statement the updated amount of unsold securities from the Prior Registration Statement to be included in Renewal Registration Statement pursuant to Rule 415(a)(6).
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 34,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-264714
Carry Forward Initial Effective Date	May 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,695.40
Offering Note	There are being registered hereunder such indeterminate (a) number of Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), (b) number of preferred shares with a nominal value of $0.0001 each (“Preferred Shares”), (c) principal amount of debt securities, (d) number of warrants to purchase Class A Ordinary Shares, Preferred Shares or debt securities; and (e) number of units. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $34,000,000.00. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of Class A Ordinary Shares, Preferred Shares, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to General Instruction II.G. of Form F-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities registered hereunder include securities previously registered by the registrant pursuant to the registration statement on Form F-3, Registration No. 333-264714 (the “Prior Registration Statement”), which was declared effective on May 13, 2022, that have not yet been sold. The Prior Registration Statement registered the offer and sale of the registrant’s Class A Ordinary Shares, Preferred Shares, debt securities, warrants, and/or units having an aggregate initial offering price not to exceed $75,000,000.00, as to which a filing fee of $6,952.50 was previously paid. $58,659,943.84 of these securities remained unsold by the registrant as of the date of filing of the amendment to the registration statement to which this exhibit is attached (the “Renewal Registration Statement”). Pursuant to Rule 415(a)(6), the offering of the unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Renewal Registration Statement. Based on the current fee rate of $138.10 per million dollars registered, $34,000,000 of the unsold securities is being registered hereby pursuant to Rule 415(a)(6), and $4,695.40 of the filing fee paid in connection with the unsold securities that were registered on the Prior Shelf Registration Statement will continue to be applied to such unsold securities. For the reasons stated above, the net registration fee paid in connection with the unsold securities is $0. To the extent that, after the filing date hereof and prior to the effectiveness of the Renewal Registration Statement, the registrant sells any unsold securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to Renewal Registration Statement the updated amount of unsold securities from the Prior Registration Statement to be included in Renewal Registration Statement pursuant to Rule 415(a)(6).